UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: |_|

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel                New York, New York             May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:       $313,571
                                             (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number         Name
---   ---------------------         -----
1.        028-13112                 Wesley Capital Master Fund, Ltd.
2.        028-13111                 Wesley Capital QP, LP

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION    MANGRS      SOLE   SHARED NONE
ANNALY CAP MGMT INC           COM             035710409   8,590     500,000 SH        Shared-Defined    1,2      500,000
APOLLO COML REAL EST FIN INC  COM             03762U105   2,702     150,000 SH        Shared-Defined    1,2      150,000
BANK OF AMERICA CORPORATION   COM             060505104   6,248     350,000 SH        Shared-Defined    1,2      350,000
BRE PROPERTIES INC            CL A            05564E106  13,585     380,000 SH        Shared-Defined    1,2      380,000
CORRECTIONS CORP AMER NEW     COM NEW         22025Y407  14,895     750,000 SH        Shared-Defined    1,2      750,000
CVB FINL CORP                 COM             126600105   5,958     600,000 SH  PUT   Shared-Defined    1,2      600,000
DEVELOPERS DIVERSIFIED RLTY   COM             251591103   4,990     410,000 SH        Shared-Defined    1,2      410,000
DOUGLAS EMMETT INC            COM             25960P109   4,227     275,000 SH        Shared-Defined    1,2      275,000
EQUITY LIFESTYLE PPTYS INC    COM             29472R108  11,584     215,000 SH        Shared-Defined    1,2      215,000
EQUITY RESIDENTIAL            SH BEN INT      29476L107   3,915     100,000 SH        Shared-Defined    1,2      100,000
FIRSTMERIT CORP               COM             337915102   1,078      50,000 SH        Shared-Defined    1,2       50,000
FLAGSTAR BANCORP INC          COM             337930101   9,000  15,000,000 SH        Shared-Defined    1,2   15,000,000
FOREST CITY ENTERPRISES INC   CL A            345550107     360      25,000 SH        Shared-Defined    1,2       25,000
GENERAL GROWTH PPTYS INC      COM             370021107     805      50,000 SH        Shared-Defined    1,2       50,000
HARTFORD FINL SVCS GROUP INC  COM             416515104   2,132      75,000 SH        Shared-Defined    1,2       75,000
HILLTOP HOLDINGS INC          COM             432748101   7,050     600,000 SH        Shared-Defined    1,2      600,000
HOSPITALITY PPTYS TR          COM SH BEN INT  44106M102   2,395     100,000 SH        Shared-Defined    1,2      100,000
ISHARES TR INDEX              DJ US REAL EST  464287739   4,978     100,000 SH  PUT   Shared-Defined    1,2      100,000
JPMORGAN CHASE & CO           COM             46625H100   7,831     175,000 SH        Shared-Defined    1,2      175,000
LENNAR CORP                   CL A            526057104  11,617     675,000 SH        Shared-Defined    1,2      675,000
MACK CALI RLTY CORP           COM             554489104   8,460     240,000 SH        Shared-Defined    1,2      240,000
MADISON SQUARE GARDEN INC     CL A            55826P100   3,260     150,000 SH        Shared-Defined    1,2      150,000
MB FINANCIAL INC NEW          COM             55264U108   1,127      50,000 SH        Shared-Defined    1,2       50,000
MCDONALDS CORP                COM             580135101   3,336      50,000 SH        Shared-Defined    1,2       50,000
MERITAGE HOMES CORP           COM             59001A102   1,470      70,000 SH        Shared-Defined    1,2       70,000
MFA FINANCIAL INC             COM             55272X102  41,145   5,590,300 SH        Shared-Defined    1,2    5,590,300
NORTHWEST BANCSHARES INC MD   COM             667340103   5,689     485,000 SH        Shared-Defined    1,2      485,000
OMEGA HEALTHCARE INVS INC     COM             681936100     487      25,000 SH        Shared-Defined    1,2       25,000
PEBBLEBROOK HOTEL TR          COM             70509V100     526      25,000 SH        Shared-Defined    1,2       25,000
POST PPTYS INC                COM             737464107   9,469     430,000 SH        Shared-Defined    1,2      430,000
REDWOOD TR INC                COM             758075402   4,009     260,000 SH        Shared-Defined    1,2      260,000
RETAIL OPPORTUNITY INVTS COR  COM             76131N101  28,640   2,830,000 SH        Shared-Defined    1,2    2,830,000
SIMON PPTY GROUP INC NEW      COM             828806109  20,975     250,000 SH        Shared-Defined    1,2      250,000
SPDR GOLD TRUST               GOLD SHS        78463V107   6,537      60,000 SH        Shared-Defined    1,2       60,000
SPDR SERIES TRUST             S&P RETAIL ETF  78464A714   1,033      25,000 SH  PUT   Shared-Defined    1,2       25,000
STANDARD PAC CORP NEW         COM             85375C101     678     150,000 SH        Shared-Defined    1,2      150,000
TEJON RANCH CO DEL            COM             879080109  24,293     795,964 SH        Shared-Defined    1,2      795,964
TFS FINL CORP                 COM             87240R107   1,335     100,000 SH        Shared-Defined    1,2      100,000
WEYERHAEUSER CO               COM             962166104  27,162     600,000 SH        Shared-Defined    1,2      600,000



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